Risk management - Non-derivative financial instruments to transition to alternative benchmarks (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instrument Exposure [Table]
Financial Assets, Carrying Value	€ 951,934	€ 916,942
Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member]
Disclosure Of Financial Instrument Exposure [Table]
Financial Assets, Carrying Value	42,570	39,061
Financial Liabilities, Carrying Value	1,565	5,173
Off balance sheet commitments	16,969	16,111
GBP LIBOR [Member] | Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member]
Disclosure Of Financial Instrument Exposure [Table]
Financial Assets, Carrying Value	764	6,912
Financial Liabilities, Carrying Value		259
Off balance sheet commitments	350	3,732
USD LIBOR [Member] | Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member]
Disclosure Of Financial Instrument Exposure [Table]
Financial Assets, Carrying Value	41,805	31,057
Financial Liabilities, Carrying Value	1,542	4,096
Off balance sheet commitments	16,435	9,376
CHF LIBOR [Member] | Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member]
Disclosure Of Financial Instrument Exposure [Table]
Financial Assets, Carrying Value	1	345
Financial Liabilities, Carrying Value		42
Off balance sheet commitments		321
JPY LIBOR [Member] | Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member]
Disclosure Of Financial Instrument Exposure [Table]
Financial Assets, Carrying Value		225
Financial Liabilities, Carrying Value		41
Off balance sheet commitments		79
EUR LIBOR [Member] | Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member]
Disclosure Of Financial Instrument Exposure [Table]
Financial Assets, Carrying Value		422
Financial Liabilities, Carrying Value		8
Off balance sheet commitments		2,564
EONIA [Member] | Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member]
Disclosure Of Financial Instrument Exposure [Table]
Financial Assets, Carrying Value		100
Financial Liabilities, Carrying Value	23	728
Off balance sheet commitments	€ 184	€ 39